Label	Element	Value
Gotham Large Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM LARGE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Large Value Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 406% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	406.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances in long positions of equity securities. The Fund seeks a total return greater than that of the S&P 500
®
Index over a full market cycle, which is a period that includes both a bull (rising) market and a bear (falling) market cycle. The Fund will primarily invest in U.S. common stocks of companies listed in the S&P 500
®
Index, but may invest in other large capitalization companies, primarily selected from the largest 500 – 700 U.S. companies based on market capitalization. The Fund will generally take long positions in securities that the Adviser believes to be undervalued based on the Adviser’s analysis of the issuer’s financial reports and market valuation.
The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued on both an absolute and relative basis. This approach consists of:
•  Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•  Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•  Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and
•  Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs based on the Adviser’s assessment of value.
Generally the portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies. Because the Fund generally rebalances its positions on a daily basis, the Fund will experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Equity Risk:
The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.
•
Market Risk:
The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Value Style Risk:
The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods.
•
Database Errors:
The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third-parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.
•
Systems Risk:
The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.
•
High Portfolio Turnover Risk:
The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past five calendar years and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the S&P 500
®
Total Return Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past five calendar years and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
18.25%	(26.07)%
(June 30, 2020)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.07%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Large Value Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Large Value Fund | S&P 500® Total Return Index (reflects no deductions for fees or expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[1]
Gotham Large Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	541
10 Years	rr_ExpenseExampleYear10	$ 1,234
2016	rr_AnnualReturn2016	12.88%
2017	rr_AnnualReturn2017	22.18%
2018	rr_AnnualReturn2018	(4.62%)
2019	rr_AnnualReturn2019	29.00%
2020	rr_AnnualReturn2020	3.43%
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	11.91%
Since Inception	rr_AverageAnnualReturnSinceInception	11.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Gotham Large Value Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.76%	[3]
5 Years	rr_AverageAnnualReturnYear05	10.58%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[3]
Gotham Large Value Fund | Institutional Class | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	2.03%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.05%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[3]

[1]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[2]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to August 31, 2018, the Expense Limitation was 0.95%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.